Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000085712 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000085712 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000085712 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085712 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085712 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085712 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085712 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085712 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085712 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085712 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085712 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085712 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085712 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085712 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000085710 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000085710 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000085710 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085710 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085710 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085710 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085710 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085710 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085710 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085710 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085710 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085710 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)